Expense Example - ClearBridge Select Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	992
Expense Example, with Redemption, 5 Years	1,296
Expense Example, with Redemption, 10 Years	2,157
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,452
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	2,030
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,260
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	718
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,341
Expense Example, with Redemption, 10 Years	$ 2,252